UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21682

BB&T Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

BB&T Variable Insurance Funds

BB&T Variable Insurance Funds

Summary of Portfolio Holdings (Unaudited)

June 30, 2009

The BB&TVariable Insurance Funds portfolio composition was as follows at June 30, 2009:

Percentage of net assets
BB&T Large Cap VIF
Consumer Discretionary	9.0%
Consumer Staples	4.0%
Energy	16.7%
Exchange Traded Funds	6.0%
Financials	22.5%
Health Care	9.9%
Industrials	8.1%
Information Technology	15.9%
Materials	5.3%
Utilities	2.4%
Cash Equivalents	0.3%

100.1%

BB&T Mid Cap Growth VIF
Consumer Discretionary	9.6%
Consumer Staples	1.7%
Energy	5.5%
Exchange Traded Funds	19.8%
Financials	1.2%
Health Care	12.3%
Industrials	9.9%
Information Technology	28.3%
Materials	6.7%
Telecommunication Services	2.9%
Cash Equivalents	5.0%

102.9%

BB&T Capital Manager Equity VIF
BB&T Equity Income Fund	8.1%
BB&T Equity Index Fund	1.5%
BB&T International Equity Fund	27.2%
BB&T Large Cap Fund	7.4%
BB&T Mid Cap Growth Fund	7.8%
BB&T Mid Cap Value Fund	11.7%
BB&T Special Opportunities Equity Fund	4.6%
BB&T U.S. Treasury Money Market Fund	1.5%
Exchange Traded Funds	24.3%
Cash Equivalents	4.8%

98.9%

BB&T Special Opportunities Equity VIF
Consumer Discretionary	8.1%
Consumer Staples	4.6%
Energy	10.3%
Financials	1.7%
Health Care	26.3%
Industrials	7.5%
Information Technology	29.6%
Materials	3.0%
Cash Equivalents	14.1%

105.2%

BB&T Total Return Bond VIF
Asset Backed Securities	8.8%
Collateralized Mortgage Obligations	3.3%
Commercial Mortgage-Backed Securities	6.5%
Corporate Bonds	26.9%
Fannie Mae	23.9%
Freddie Mac	13.0%
Ginnie Mae	1.2%
Foreign Government	0.3%
Municipal Bonds	3.3%
Supranational Bonds	1.6%
U.S. Treasury Notes	5.1%
Cash Equivalents	7.1%

101.0%

BB&T Variable Insurance Funds

Expense Example (Unaudited)

June 30, 2009

As a shareholder of the BB&T Variable Insurance Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period 1/1/09 - 6/30/09*	Expense Ratio During Period 1/1/09 - 6/30/09
BB&T Large Cap VIF	$1,000.00	$959.30	$5.00	1.03%
BB&T Mid Cap Growth VIF	1,000.00	1,037.70	5.36	1.06%
BB&T Capital Manager Equity VIF	1,000.00	1,027.40	2.21	0.44%
BB&T Special Opportunities Equity VIF	1,000.00	1,188.90	6.78	1.25%
BB&T Total Return Bond VIF	1,000.00	1,024.20	4.87	0.97%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year. Expenses shown do not include annuity contract fees.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each BB&T Variable Insurance Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period 1/1/09 - 6/30/09*	Expense Ratio During Period 1/1/09 - 6/30/09
BB&T Large Cap VIF	$1,000.00	$1,019.69	$5.16	1.03%
BB&T Mid Cap Growth VIF	1,000.00	1,019.54	5.31	1.06%
BB&T Capital Manager Equity VIF	1,000.00	1,022.61	2.21	0.44%
BB&T Special Opportunities Equity VIF	1,000.00	1,018.60	6.26	1.25%
BB&T Total Return Bond VIF	1,000.00	1,019.98	4.86	0.97%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year. Expenses shown do not include annuity contract fees.

BB&T Large Cap VIF

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.8%)

	Consumer Discretionary (9.0%)
73,669	Comcast Corp., Class A	$1,067,464
42,833	KB Home	585,955
4,840	McDonald’s Corp.	278,252
17,938	Target Corp.	708,013

		2,639,684

	Consumer Staples (4.0%)
6,498	Costco Wholesale Corp.	296,958
12,122	Kroger Co. (The)	267,290
12,272	Wal-Mart Stores, Inc.	594,456

		1,158,704

	Energy (16.7%)
18,530	ConocoPhillips	779,372
8,560	EOG Resources, Inc.	581,395
22,888	Exxon Mobil Corp.	1,600,101
15,473	Occidental Petroleum Corp.	1,018,278
16,766	Schlumberger, Ltd.	907,208

		4,886,354

	Financials (22.5%)
37,781	Aflac, Inc	1,174,611
506	Berkshire Hathaway, Inc. Class B(a)	1,465,240
22,230	JPMorgan Chase & Co.	758,265
23,192	Loews Corp.	635,461
9,134	MetLife, Inc	274,111
39,900	Progressive Corp. (The)(a)	602,889
11,433	T. Rowe Price Group, Inc.	476,413
30,778	U.S. Bancorp.	551,542
26,611	Wells Fargo & Co.	645,583

		6,584,115

	Health Care (9.9%)
11,379	Johnson & Johnson	646,327
16,693	Medco Health Solutions, Inc.(a)	761,368
13,725	Medtronic, Inc.	478,865
24,265	Merck & Co., Inc	678,450
21,831	Pfizer, Inc.	327,465

		2,892,475

	Industrials (8.1%)
36,474	ABB, Ltd., ADR	575,560
54,604	General Electric Co.	639,959
8,896	Illinois Tool Works, Inc.	332,176
14,271	Ingersoll-Rand PLC, Class A(a)	298,264
43,228	Terex Corp.(a)	521,762

		2,367,721

	Information Technology (15.9%)
42,064	Cisco Systems, Inc.(a)	784,073
34,639	eBay, Inc.(a)	593,366
1,939	Google, Inc., Class A(a)	817,463
54,330	Intel Corp	899,161
16,021	Microsoft Corp.	380,819
18,842	QUALCOMM, Inc.	851,659
15,530	Texas Instruments, Inc.	330,789

		4,657,330

	Materials (5.3%)
31,431	Barrick Gold Corp.	1,054,510
10,244	Freeport-McMoRan Copper & Gold, Inc.	513,327

		1,567,837

	Utilities (2.4%)
61,053	AES Corp. (The)(a)	708,825

	Total Common Stocks (Cost $27,980,477)	27,463,045

EXCHANGE TRADED FUNDS (6.0%)

25,147	Financial Select Sector SPDR Fund	301,009
54,197	Industrial Select Sector SPDR Fund	1,190,166
2,809	SPDR Gold Trust(a)	256,125

	Total Exchange Traded Funds (Cost $1,662,439)	1,747,300

INVESTMENT COMPANY (0.3%)

94,605	Federated Treasury Obligations Fund, Institutional Shares	94,605

	Total Investment Company (Cost $94,605)	94,605

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.0%)

$ 29,800	Pool of Various Securities	4,396

	Total Securities Held as Collateral for Securities on Loan (Cost $29,800)	4,396

Total Investments — 100.1% (Cost $29,767,321)		29,309,346
Net Other Assets (Liabilities) — (0.1)%		(32,094)

NET ASSETS — 100.0%		$29,277,252

(a)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (78.1%)

	Consumer Discretionary (9.6%)
1,440	Amazon.com, Inc.(a)	$120,470
2,275	Best Buy Co., Inc.	76,190
10,215	Cheesecake Factory (The)(a)	176,720
4,950	Darden Restaurants, Inc.	163,251
3,075	JOS A Bank Clothiers, Inc.(a)	105,964
5,400	P.F. Chang’s China Bistro, Inc.(a)	173,124
4,800	Polo Ralph Lauren Corp.	256,992

		1,072,711

	Consumer Staples (1.7%)
9,825	Whole Foods Market, Inc.(b)	186,478

	Energy (5.5%)
6,175	Alpha Natural Resources, Inc.(a)	162,217
2,255	Anadarko Petroleum Corp	102,355
3,340	National Oilwell Varco, Inc.(a)	109,085
2,900	Petroleo Brasileiro SA, ADR	118,842
3,260	Southwestern Energy Co.(a)	126,651

		619,150

	Financials (1.2%)
445	CME Group, Inc.	138,444

	Health Care (12.3%)
6,250	Alexion Pharmaceuticals, Inc.(a)	257,000
3,481	Amedisys, Inc.(a)	114,943
2,320	Celgene Corp.(a)	110,989
15,150	Mylan, Inc.(a)(b)	197,707
6,725	Myriad Genetics, Inc.(a)	239,746
1,681	Myriad Pharmaceuticals, Inc.(a)	7,818
4,500	NuVasive, Inc.(a)	200,700
7,515	Watson Pharmaceuticals, Inc.(a)	252,955

		1,381,858

	Industrials (9.9%)
7,725	Aecom Technology Corp.(a)	247,200
3,650	Fluor Corp.	187,209
9,075	McDermott International, Inc.(a)	184,313
11,550	Orion Marine Group, Inc.(a)	219,450
12,000	Quanta Services, Inc.(a)	277,560

		1,115,732

	Information Technology (28.3%)
10,745	Activision Blizzard, Inc.(a)	135,709
10,075	Altera Corp.	164,021
1,135	Baidu, Inc., ADR(a)	341,737
4,875	Equinix, Inc.(a)	354,607
6,050	InterDigital, Inc.(a)	147,862
15,350	Macrovision Solutions Corp.(a)	334,784
18,300	Nuance Communications, Inc.(a)	221,247
27,750	PMC - Sierra, Inc.(a)	220,890
8,950	Red Hat, Inc.(a)	180,164
11,165	Sina China Corp.(a)(b)	329,144
8,800	Synaptics, Inc.(a)(b)	340,120
9,725	Varian Semiconductor Equipment Associates, Inc.(a)	233,303
8,410	Xilinx, Inc.	172,069

		3,175,657

	Materials (6.7%)
3,000	Freeport-McMoRan Copper & Gold, Inc.	150,330
1,105	Monsanto Co.	82,146
1,665	Nucor Corp.	73,976
4,775	Scotts Miracle-Gro Co. (The), Class A	167,364
17,425	Teck Resources, Ltd., Class B(a)	277,754

		751,570

	Telecommunication Services (2.9%)
4,625	Leap Wireless International, Inc.(a)	152,301
13,000	MetroPCS Communications, Inc.(a)	173,030

		325,331

	Total Common Stocks (Cost $7,747,814)	8,766,931

EXCHANGE TRADED FUNDS (19.8%)

58,511	iShares Russell MidCap Growth Index Fund	2,132,726
1,020	SPDR Gold Trust(a)	93,004

	Total Exchange Traded Funds (Cost $2,248,309)	2,225,730

INVESTMENT COMPANY (1.2%)

130,915	Federated Treasury Obligations Fund, Institutional Shares	130,915

	Total Investment Company (Cost $130,915)	130,915

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.8%)

$ 423,636	Pool of Various Securities	420,529

	Total Securities Held as Collateral for Securities on Loan (Cost $423,636)	420,529

Total Investments — 102.9% (Cost $10,550,674)		11,544,105
Net Other Assets (Liabilities) — (2.9)%		(323,537)

NET ASSETS — 100.0%		$11,220,568

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2009.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (69.8%)

56,635	BB&T Equity Income Fund, Institutional Class	$588,433
17,864	BB&T Equity Index Fund, Institutional Class	110,039
457,598	BB&T International Equity Fund, Institutional Class	1,981,400
62,726	BB&T Large Cap Fund, Institutional Class	540,073
76,992	BB&T Mid Cap Growth Fund, Institutional Class	566,660
96,738	BB&T Mid Cap Value Fund, Institutional Class	849,363
25,435	BB&T Special Opportunities Equity Fund, Institutional Class	337,528
110,015	BB&T U.S. Treasury Money Market Fund, Institutional Class	110,015

	Total Affiliated Investment Companies (Cost $7,362,660)	5,083,511

EXCHANGE TRADED FUNDS (24.3%)

8,676	iShares Russell 2000 Index Fund	442,129
14,340	iShares S&P 500 Index Fund	1,323,008

	Total Exchange Traded Funds (Cost $2,530,413)	1,765,137

INVESTMENT COMPANY (4.8%)

43,683	Credit Suisse Commodity Return Strategy Fund	349,468

	Total Investment Company (Cost $356,000)	349,468

Total Investments — 98.9% (Cost $10,249,073)		7,198,116
Net Other Assets (Liabilities) — 1.1%		83,242

NET ASSETS — 100.0%		$7,281,358

See accompanying notes to the financial statements.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (91.1%)

	Consumer Discretionary (8.1%)
82,000	Comcast Corp., Class A	$1,188,180
65,000	News Corp., Class A	592,150
27,000	Yum! Brands, Inc.(a)	900,180

		2,680,510

	Consumer Staples (4.6%)
11,000	Energizer Holdings, Inc.(b)	574,640
68,000	Smithfield Foods, Inc.(a)(b)(c)	949,960

		1,524,600

	Energy (10.3%)
11,400	Apache Corp.	822,510
10,000	Halliburton Co	207,000
35,000	Petroleo Brasileiro SA, ADR(a)	1,167,600
62,100	Weatherford International, Ltd.(a)(b)	1,214,676

		3,411,786

	Financials (1.7%)
2,000	Markel Corp.(b)	563,400

	Health Care (26.3%)
29,000	Allscripts-Misys Healthcare Solutions, Inc.(a)	459,940
21,000	Baxter International, Inc.	1,112,160
20,000	Becton Dickinson & Co.	1,426,200
60,000	Bristol-Myers Squibb Co	1,218,600
23,000	McKesson Corp	1,012,000
30,329	Medcath Corp.(b)	356,669
26,000	Teva Pharmaceutical Industries, Ltd., ADR	1,282,840
55,000	UnitedHealth Group, Inc.	1,373,900
13,000	Varian Medical Systems, Inc.(b)	456,820

		8,699,129

	Industrials (7.5%)
11,500	L-3 Communications Holdings, Inc.	797,870
33,000	Spirit Aerosystems Holdings, Inc., Class A(b)	453,420
25,000	SPX Corp.(a)	1,224,250

		2,475,540

	Information Technology (29.6%)
65,000	Activision Blizzard, Inc.(b)	820,950
63,000	Akamai Technologies, Inc.(b)	1,208,340
260,000	ARM Holdings PLC, ADR(c)	1,552,200
60,000	Cisco Systems, Inc.(b)	1,118,400
57,000	Corning, Inc.(a)	915,420
98,000	Dell, Inc.(b)	1,345,540
57,000	eBay, Inc.(b)	976,410
33,000	Harris Corp.	935,880
7,949	Harris Stratex Networks, Inc., Class A(b)	51,509
57,000	Symantec Corp.(a)(b)	886,920

		9,811,569

	Materials (3.0%)
60,000	Nalco Holding Co.	1,010,400

	Total Common Stocks (Cost $30,755,738)	30,176,934

INVESTMENT COMPANY (9.9%)

3,284,452	Federated Treasury Obligations Fund, Institutional Shares	3,284,452

	Total Investment Company (Cost $3,284,452)	3,284,452

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.2%)

$ 1,405,760	Pool of Various Securities	1,373,925

	Total Securities Held as Collateral for Securities on Loan (Cost $1,405,760)	1,373,925

Total Investments — 105.2% (Cost $35,445,950)		34,835,311
Net Other Assets (Liabilities) — (5.2)%		(1,708,489)

NET ASSETS — 100.0%		$33,126,822

(a)	Security held as collateral for written call option.
(b)	Represents non-income producing security.
(c)	Represents that all or a portion of the security was on loan as of June 30, 2009.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (8.8%)
$80,000	American Express Credit Account Master Trust, Series 2004-5, Class A, 0.409%, 4/16/12*(a)	$79,932
100,000	American Express Credit Account Master Trust, Series 2007-8, Class B, 1.019%, 5/15/15*	90,793
210,000	BMW Vehicle Lease Trust, Series 2009-1, Class A3, 2.910%, 3/15/12	211,201
95,000	Carmax Auto Owner Trust, Series 2009-1, Class A3, 4.120%, 3/15/13	97,746
98,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP, 5.416%, 5/25/33	52,262
235,000	Honda Auto Receivables Owner Trust, Series 2008-1, Class A4, 4.880%, 9/18/14	245,623
79,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A4, 4.430%, 7/15/15	80,391
175,000	Hyundai Auto Receivables Trust, Series 2008-A, Class A4, 5.480%, 11/17/14	182,589
115,000	MBNA Credit Card Master Note Trust, Series 2002-A8, Class A8, 1.281%, 12/15/11*(a)	115,014
125,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/16	113,892
120,000	Nissan Auto Lease Trust, Series 2009-A, Class A3, 2.920%, 12/15/11	120,704
75,000	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4, 4.740%, 8/17/15	77,028
127,000	USAA Auto Owner Trust, Series 2008-1, Class A4, 4.500%, 10/15/13	131,628
175,000	USAA Auto Owner Trust, Series 2009-1, A4, 4.770%, 9/15/14	179,255
82,000	World Omni Auto Receivables Trust, Series 2009-A, Class A4, 5.120%, 5/15/14	84,823

	Total Asset Backed Securities (Cost $1,869,684)	1,862,881

COLLATERALIZED MORTGAGE OBLIGATIONS (3.3%)

195,207	Chase Mortgage Finance Corp., Series 2003-S7, Class A1, 0.714%, 8/25/18*	176,363
95,516	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 3A1, 4.050%, 5/25/34*	79,345
102,706	MASTR Asset Securitization Trust, Series 2004-1, Class 1A1, 5.000%, 2/25/34	101,966
165,695	RBSSP Resecuritization Trust, Series 2009-6, Class 2A1, 5.177%, 1/26/36*(b)	154,097
214,759	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.840%, 6/25/34*	193,827

	Total Collateralized Mortgage Obligations (Cost $691,090)	705,598

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.5%)

220,000	CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A3, 4.813%, 2/15/38	202,903
199,621	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A2, 4.353%, 6/10/48	194,597
93,825	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 8/10/42	91,601
165,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/38*	146,206
166,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A3, 4.865%, 3/15/46	147,675
320,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/47	240,962
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	23,828
220,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	187,953
187,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 6.100%, 2/15/51*	141,535

	Total Commercial Mortgage-Backed Securities (Cost $1,380,002)	1,377,260

CORPORATE BONDS (26.9%)

	Consumer Discretionary (2.3%)
175,000	Comcast Corp., 6.950%, 8/15/37(a)	182,469
48,000	Historic TW, Inc., 9.125%, 1/15/13	52,848
203,000	Time Warner Cable, Inc., 6.750%, 6/15/39	197,578
44,000	Time Warner, Inc., 5.875%, 11/15/16	43,362

		476,257

	Consumer Staples (1.8%)
90,000	Altria Group, Inc., 9.950%, 11/10/38	103,889
127,000	CVS Caremark Corp., 4.875%, 9/15/14(a)	128,897
65,000	Kraft Foods, Inc., 6.125%, 2/1/18	67,205
61,000	PepsiCo, Inc., 7.900%, 11/1/18	74,213

		374,204

	Energy (0.8%)
105,000	ConocoPhillips, 5.750%, 2/1/19	110,357
68,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13	67,320

		177,677

	Financials (11.6%)
95,000	Aflac, Inc., 8.500%, 5/15/19	101,511
95,000	American Express Co., 8.125%, 5/20/19	98,584
250,000	Bank of America Corp., 5.125%, 11/15/14(a)	235,040
81,000	Bank of America Corp., 5.750%, 12/1/17	72,125
60,000	Bank of America Corp., 7.625%, 6/1/19	60,268
200,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/1/18(a)	210,798
28,000	ERP Operating LP, 5.125%, 3/15/16(c)	25,679
30,000	GATX Financial Corp., 5.125%, 4/15/10	29,986
365,000	General Electric Capital Corp., Series MTN, 6.875%, 1/10/39	328,541
67,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	71,742
115,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33(a)	107,332
90,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/1/37	80,010
105,000	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	97,183
90,000	MetLife, Inc., 6.750%, 6/1/16	91,625
137,000	Morgan Stanley, 4.250%, 5/15/10	138,554

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$253,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(a)	$252,217
148,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	139,834
87,000	Simon Property Group LP, 6.750%, 5/15/14(c)	87,418
70,000	Wachovia Corp., 5.625%, 10/15/16	66,872
178,000	Wells Fargo & Co., 5.625%, 12/11/17(a)	175,211

		2,470,530

	Health Care (0.4%)
90,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15(a)	83,898

	Industrials (2.4%)
175,000	Allied Waste North America, Inc., 6.875%, 6/1/17(a)	173,250
180,000	Corrections Corp. of America, 6.250%, 3/15/13(a)	170,550
60,000	Goodrich (BF) Corp., 6.290%, 7/1/16	61,320
110,000	L-3 Communications Corp., 5.875%, 1/15/15	97,625

		502,745

	Information Technology (4.1%)
100,000	Fiserv, Inc., 6.125%, 11/20/12	103,800
110,000	Hewlett-Packard Co., 5.400%, 3/1/17(a)	114,364
215,000	International Business Machines Corp., 5.700%, 9/14/17(a)	228,258
75,000	International Business Machines Corp., 8.000%, 10/15/38	97,073
125,000	Oracle Corp., 6.125%, 7/8/39	124,167
235,000	Xerox Corp., 6.350%, 5/15/18	209,738

		877,400

	Materials (0.7%)
105,000	ArcelorMittal, 9.850%, 6/1/19	113,317
35,000	Valspar Corp., 7.250%, 6/15/19	35,245

		148,562

	Telecommunication Services (2.4%)
25,000	AT&T, Inc., 5.800%, 2/15/19	25,383
190,000	AT&T, Inc., 6.400%, 5/15/38(a)	185,993
75,000	Deutsche Telekom International Finance BV, 6.000%, 7/8/19	75,668
35,000	Telecom Italia Capital SA, 7.175%, 6/18/19	35,479
38,000	Verizon Communications, Inc., 6.350%, 4/1/19	. 39,531
137,000	Verizon Communications, Inc., 7.350%, 4/1/39	. 149,282

		511,336

	Utilities (0.4%)
60,000	Duke Energy Corp., 6.250%, 6/15/18	63,052
24,000	Ohio Power Co., Series K, 6.000%, 6/1/16	24,444

		87,496

	Total Corporate Bonds (Cost $5,618,582)	5,710,105

MORTGAGE-BACKED SECURITIES (38.1%)

	Fannie Mae(d) (23.9%)
20,020	4.500%, 10/1/18, Pool #752030	20,770
13,088	5.500%, 11/1/20, Pool #843972	13,762
11,792	5.500%, 12/1/20, Pool #831138	12,399
36,789	5.500%, 5/1/21, Pool #895628	38,684
41,769	5.500%, 6/1/21, Pool #831526	43,802
213,627	5.500%, 4/1/22, Pool #914937	223,861
145,000	5.000%, 12/1/22, Pool #967350	150,338
413,309	5.000%, 5/1/23, Pool #976197	428,307
44,769	5.000%, 10/1/25, Pool #255894	45,879
47,183	5.500%, 2/1/27, Pool #256600	49,004
212,618	5.500%, 1/1/34, Pool #757571	220,622
42,286	6.000%, 9/1/34, Pool #790912	44,467
53,707	6.500%, 9/1/34, Pool #796569	57,517
20,660	7.000%, 6/1/35, Pool #255820	22,507
93,883	5.000%, 11/1/35, Pool #842402	95,918
20,856	5.500%, 2/1/36, Pool #256101	21,608
282,267	6.000%, 6/1/36, Pool #886959	295,680
56,264	5.500%, 12/1/36, Pool #922224	58,197
273,117	5.500%, 12/1/36, Pool #928043	282,503
57,060	6.000%, 12/1/36, Pool #902054	59,772
108,464	5.000%, 1/1/37, Pool #920727	110,663
136,403	5.500%, 1/1/37, Pool #256552	141,091
50,600	6.000%, 1/1/37, Pool #906095	53,005
98,960	5.000%, 3/1/37, Pool #911395	100,919
47,649	6.000%, 4/1/37, Pool #914725	49,869
74,798	6.000%, 7/1/37, Pool #256800	78,282
533,950	6.500%, 7/1/37, Pool #941315	569,419
304,237	5.500%, 9/1/37, Pool #888638	314,502
320,534	6.000%, 9/1/37, Pool #952420	335,465
13,136	6.000%, 9/1/37, Pool #955005	13,748
208,783	5.000%, 5/1/38, Pool #933811	212,906
565,587	5.500%, 5/1/38, Pool #973968	584,638
211,641	5.500%, 7/1/38, Pool #889685	218,770
87,447	5.500%, 7/1/38, Pool #934323	90,392
28,807	4.500%, 2/1/39, Pool #930492	28,788

		5,088,054

	Freddie Mac(d) (13.0%)
62,569	6.000%, 10/1/19, Pool #G11679	66,358
31,223	5.500%, 10/1/21, Pool #G12425	32,704
53,721	5.000%, 1/1/22, Pool #J04202	55,665
91,915	5.000%, 5/1/22, Pool #J04788	95,241
226,097	5.000%, 8/1/22, Pool #J05384	234,279
280,000	5.500%, 1/1/23, Pool #G12966	293,064
35,710	4.500%, 6/1/35, Pool #G01842	35,660
30,543	5.500%, 7/1/35, Pool #A36540	31,636
17,848	6.000%, 7/1/35, Pool #A36304	18,679
16,961	5.500%, 12/1/35, Pool #A40359	17,568
49,486	5.500%, 2/1/36, Pool #G08111	51,179
32,646	5.500%, 4/1/36, Pool #A44445	33,763
131,610	6.000%, 9/1/36, Pool #A52325	137,617
22,235	5.500%, 12/1/36, Pool #A80368	22,996
104,801	5.883%, 12/1/36, Pool #1J1390*	110,488
76,785	5.500%, 4/1/37, Pool #G08192	79,376
50,198	6.000%, 4/1/37, Pool #A58853	52,450
42,881	5.000%, 6/1/37, Pool #G03094	43,676
143,145	6.000%, 8/1/37, Pool #A64067	149,567
46,810	5.750%, 9/1/37, Pool #1Q0319*	49,045
156,124	6.500%, 12/1/37, Pool #A69955	166,096
29,502	5.500%, 1/1/38, Pool #A71523	30,498
117,650	5.500%, 1/1/38, Pool #G04507	121,620
97,822	5.215%, 4/1/38, Pool #783255*	102,047
214,131	5.500%, 6/1/38, Pool #A77678	221,344
153,495	5.500%, 7/1/38, Pool #A78982	158,665
116,654	5.500%, 7/1/38, Pool #A79017	120,583
67,182	5.500%, 7/1/38, Pool #G04388	69,444

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac(d) — (continued)
$ 87,616	4.500%, 9/1/38, Pool #G04953	$87,336
60,561	6.000%, 9/1/38, Pool #A81453	63,275

		2,751,919

	Ginnie Mae (1.2%)
66,522	5.000%, 12/15/38, Pool #702756	67,966
187,000	5.000%, 7/15/39(e)	190,623

		258,589

	Total Mortgage-Backed Securities (Cost $7,821,416)	8,098,562

MUNICIPAL BONDS (3.3%)

	California (0.2%)
30,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	31,375

	District of Columbia (0.3%)
70,000	Metropolitan Washington Airports Authority, Refunding Revenue Bonds, Series D (NATL-RE), 5.000%, 10/1/11	73,666

	Florida (0.6%)
135,000	Greater Orlando Aviation Authority, FL, Port, Airport & Marina Improvements Revenue, Series A, Callable 10/1/09 @ 101 (NATL-RE FGIC), 5.250%, 10/1/12	136,740

	Iowa (0.9%)
250,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable, Callable 7/29/09 @ 100 (AMBAC, GTD STD LNS), 5.648%, 12/1/31*(f)(g)	182,500

	New Jersey (1.0%)
300,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A, Callable 7/23/09 @ 100 (NATL-RE, GTD STD LNS), 0.840%, 6/1/36*(f)(g)	210,000

	New York (0.3%)
70,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 8/10/09 @ 100.5 (General Obligation of Authority), 5.500%, 7/15/15	70,421

	Total Municipal Bonds (Cost $859,206)	704,702

U.S. TREASURY NOTES (5.1%)

291,000	3.750%, 11/15/18	296,025
471,000	5.500%, 8/15/28(a)	544,226
200,000	4.375%, 2/15/38	201,969
50,000	4.500%, 5/15/38(a)	51,617

	Total U.S. Treasury Notes (Cost $1,067,933)	1,093,837

FOREIGN GOVERNMENT BONDS (0.3%)

	Canada (0.2%)
33,000	Ontario (Province of), 4.100%, 6/16/14	33,654

	Germany (0.1%)
26,000	Kreditanstalt fuer Wiederaufbau, 4.875%, 6/17/19	26,941

	Total Foreign Government Bonds (Cost $58,901)	60,595

SUPRANATIONAL BONDS (1.6%)

40,000	European Investment Bank, 2.375%, 3/14/14	38,900
190,000	European Investment Bank, 3.000%, 4/8/14	189,094
115,000	International Bank for Reconstruction & Development, 2.000%, 4/2/12	114,954

	Total Supranational Bonds (Cost $343,420)	342,948

Shares
INVESTMENT COMPANY (6.6%)

1,405,236	Federated Treasury Obligations Fund, Institutional Shares	1,405,236

	Total Investment Company (Cost $1,405,236)	1,405,236

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.5%)

$ 115,440	Pool of Various Securities	100,301

	Total Securities Held as Collateral for Securities on Loan (Cost $115,440)	100,301

Total Investments — 101.0% (Cost $21,230,910)		21,462,025
Net Other Assets (Liabilities) — (1.0)%		(208,094)

NET ASSETS — 100.0%		$21,253,931

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2009. The maturity date reflected is the final maturity date.
(a)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis or for futures contracts.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents that all or a portion of the security was on loan as of June 30, 2009.
(d)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(e)	Represents a security purchased on a when-issued basis. At June 30, 2009, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $8,688,465.
(f)	Security was fair valued under methods approved by the Board of Trustees.
(g)	Illiquid.

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

AMBAC — Insured by AMBAC Indemnity Corp.

FGIC — Insured by the Financial Guaranty Insurance Corp.

GTD STD LNS — Guaranteed Student Loans

MTN — Medium Term Note

NATL — National

RE — Reinsurance

STEP — Step Coupon Bond

Futures	Contracts	Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Five Year Note, September 2009	8	$(7,707)
U.S. Treasury Twenty Year Bond, September 2009	2	1,964

Total Long Contracts		$(5,743)

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Assets and Liabilities

June 30, 2009 (Unaudited)

	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Assets:
Investments:
Unaffiliated investments, at cost	$29,767,321	$10,550,674	$2,886,413	$35,445,950	$21,230,910
Investments in affiliates, at cost	—	—	7,362,660	—	—

Total investments, at cost*	29,767,321	10,550,674	10,249,073	35,445,950	21,230,910
Unrealized appreciation (depreciation)	(457,975)	993,431	(3,050,957)	(610,639)	231,115

Investments, at value	29,309,346	11,544,105	7,198,116	34,835,311	21,462,025
Interest and dividends receivable	37,230	5,655	5,040	48,962	156,515
Receivable for investments sold	—	1,345,625	128,633	134,528	366,501
Receivable for capital shares issued	35,476	39,123	—	—	213,894
Receivable from Advisor	—	—	8	—	—
Prepaid and other assets	13,368	8,916	3,051	23,992	17,396

Total Assets	29,395,420	12,943,424	7,334,848	35,042,793	22,216,331

Liabilities:
Call options written (premiums received $ — , $ — , $ — , $339,949 and $ — , respectively)	—	—	—	298,930	—
Cash overdraft	—	—	—	—	17
Payable for investments purchased	—	1,271,850	17,000	—	833,277
Payable for capital shares redeemed	47,079	7,845	30,776	169,158	1,129
Payable for collateral received on loaned securities	—	423,636	—	1,405,760	115,440
Payable to securities lending agent	29,800	—	—	—	—
Payable for daily variation margin on futures contracts	—	—	—	—	1,656
Accrued expenses:
Investment advisory fees	12,413	4,756	—	20,987	5,468
Administration fees	2,494	935	—	2,755	1,652
Audit fees	21,868	9,141	5,087	13,772	3,761
Compliance service fees	46	19	9	7	—
Other fees	4,468	4,674	618	4,602	—

Total Liabilities	118,168	1,722,856	53,490	1,915,971	962,400

Net Assets:	$29,277,252	$11,220,568	$7,281,358	$33,126,822	$21,253,931

Net Assets Consist of:
Capital	$57,604,626	$17,275,454	$14,960,618	$36,170,893	$21,133,754
Accumulated undistributed (distributions in excess of) net investment income (loss)	(553)	(24,922)	(1,388)	(67,932)	221,055
Accumulated realized losses from investments, futures contracts and written options	(27,868,846)	(7,023,395)	(4,626,915)	(2,406,519)	(326,250)
Net unrealized appreciation/(depreciation) on investments, futures contracts and written options	(457,975)	993,431	(3,050,957)	(569,620)	225,372

Net Assets	$29,277,252	$11,220,568	$7,281,358	$33,126,822	$21,253,931

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,737,796	1,566,871	1,494,139	2,712,737	2,130,723

Net Asset Value — offering and redemption price per share	$6.18	$7.16	$4.87	$12.21	$9.97

*	The BB&T Mid Cap Growth VIF, BB&T Special Opportunities Equity VIF, and BB&T Total Return Bond VIF include securities on loan of $415,729, $1,276,573, and $11,126,247 respectively.

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Investment Income:
Interest income	$—	$—	$—	$—	$535,100
Dividend income from unaffiliates	366,723	27,791	18,070	119,322	616
Dividend income from affiliates	—	—	11,260	—	—
Foreign tax withholding	(943)	(58)	—	(9,998)	—
Income from securities lending	382	5,078	—	829	—

Total investment income	366,162	32,811	29,330	110,153	535,716

Expenses:
Investment advisory fees (See Note 4)	111,304	40,460	8,992	114,240	63,181
Administration fees (See Note 4)	15,147	5,572	—	14,394	10,637
Audit fees	14,977	4,762	3,572	14,042	12,749
Compliance service fees (See Note 4)	194	72	45	145	105
Custodian fees	1,008	1,101	153	1,245	706
Fund accounting fees (See Note 4)	1,504	547	360	1,428	1,053
Insurance fees	15,711	5,486	3,587	10,518	7,850
Legal fees	13,992	4,939	2,896	10,216	7,013
Printing fees	7,792	3,238	2,234	6,249	4,818
Transfer agent fees (See Note 4)	5,596	2,007	1,301	4,251	3,262
Trustee fees	1,262	432	286	820	636
Other fees	2,399	2,239	1,357	2,420	8,929

Total expenses before waivers	190,886	70,855	24,783	179,968	120,939
Less expenses waived or reimbursed by the Investment Advisor (See Note 4)	(36,098)	(13,122)	(8,992)	(1,874)	(18,790)

Net expenses	154,788	57,733	15,791	178,094	102,149

Net investment income (loss)	211,374	(24,922)	13,539	(67,941)	433,567

Realized/Unrealized Gains (Losses) on Investments, Futures Contracts and Written Options:
Net realized gains (losses) from:
Unaffiliated investment transactions	(6,158,331)	(3,856,454)	(318,346)	(1,024,119)	217,086
Affiliated investment transactions	—	—	(1,062,106)	—	—
Futures contracts	—	—	—	—	(81,384)
Written Options	—	—	—	53,368	—
Change in unrealized appreciation/depreciation on:
Investments	4,145,747	4,210,771	1,454,136	6,224,591	(50,908)
Futures contracts	—	—	—	—	(13,393)
Written Options	—	—	—	36,586	—

Net realized/unrealized gains (losses) on investments, futures contracts and written options	(2,012,584)	354,317	73,684	5,290,426	71,401

Change in net assets from operations	$(1,801,210)	$329,395	$87,223	$5,222,485	$504,968

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Changes in Net Assets

	BB&T Large Cap VIF		BB&T Mid Cap Growth VIF
	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
From Investment Activities:

Operations:
Net investment income (loss)	$211,374	$921,379	$(24,922)	$(53,697)
Net realized gains (losses) on investments, futures contracts, written options and distributions from affiliated funds	(6,158,331)	(21,659,986)	(3,856,454)	(3,193,231)
Change in unrealized appreciation/depreciation of investments, futures contracts and written options	4,145,747	(6,116,076)	4,210,771	(11,790,950)

Change in net assets from operations	(1,801,210)	(26,854,683)	329,395	(15,037,878)

Distributions to Shareholders:
Net investment income	(211,950)	(921,328)	—	—
Net realized gains from investment transactions	—	(12,646,677)	—	(4,536,802)

Change in net assets from shareholders distributions	(211,950)	(13,568,005)	—	(4,536,802)

Capital Transactions:
Proceeds from shares issued	188,970	757,706	202,543	1,884,461
Distributions reinvested	211,950	13,568,005	—	4,536,802
Value of shares redeemed	(5,088,807)	(25,096,108)	(1,481,115)	(8,063,186)

Change in net assets from capital transactions	(4,687,887)	(10,770,397)	(1,278,572)	(1,641,923)

Change in net assets	(6,701,047)	(51,193,085)	(949,177)	(21,216,603)

Net Assets:
Beginning of period	35,978,299	87,171,384	12,169,745	33,386,348

End of period	$29,277,252	$35,978,299	$11,220,568	$12,169,745

Accumulated undistributed (distributions in excess of) net investment income (loss)	$(553)	$23	$(24,922)	$—

Share Transactions:
Issued	31,645	74,734	29,244	158,834
Reinvested	36,524	1,571,115	—	425,991
Redeemed	(873,343)	(2,468,697)	(225,377)	(647,597)

Change in Shares	(805,174)	(822,848)	(196,133)	(62,772)

See accompanying notes to the financial statements.

BB&T Capital Manager Equity VIF		BB&T Special Opportunities Equity VIF		BB&T Total Return Bond VIF
For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008

$13,539	$158,507	$(67,941)	$47,029	$433,567	$800,840

(1,380,452)	(3,000,889)	(970,751)	(1,430,745)	135,702	(282,156)

1,454,136	(3,419,265)	6,261,177	(12,504,758)	(64,301)	86,113

87,223	(6,261,647)	5,222,485	(13,888,474)	504,968	604,797

(15,063)	(182,681)	—	(47,020)	(422,868)	(803,726)
—	(3,211,624)	—	(1,229,604)	—	—

(15,063)	(3,394,305)	—	(1,276,624)	(422,868)	(803,726)

94,086	659,807	3,306,231	9,492,235	2,205,679	11,509,087
15,063	3,394,305	—	1,276,625	422,868	803,726
(1,428,151)	(4,364,667)	(2,085,453)	(4,539,850)	(2,453,042)	(5,181,198)

(1,319,002)	(310,555)	1,220,778	6,229,010	175,505	7,131,615

(1,246,842)	(9,966,507)	6,443,263	(8,936,088)	257,605	6,932,686

8,528,200	18,494,707	26,683,559	35,619,647	20,996,326	14,063,640

$7,281,358	$8,528,200	$33,126,822	$26,683,559	$21,253,931	$20,996,326

$(1,388)	$136	$(67,932)	$9	$221,055	$210,356

22,100	92,711	304,866	638,272	223,174	1,158,126
3,093	526,651	—	88,168	42,835	81,352
(326,587)	(613,433)	(191,526)	(348,611)	(248,594)	(529,896)

(301,394)	5,929	113,340	377,829	17,415	709,582

BB&T Variable Insurance Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
BB&T Large Cap VIF
Six Months Ended June 30, 2009 (Unaudited)	$6.49	0.04	(c)	(0.31)	(0.27)	(0.04)	—	(0.04)
Year Ended December 31, 2008	$13.69	0.16	(c)	(4.63)	(4.47)	(0.16)	(2.57)	(2.73)
Year Ended December 31, 2007	$16.75	0.23		(1.08)	(0.85)	(0.31)	(1.90)	(2.21)
Year Ended December 31, 2006	$14.00	0.27		2.68	2.95	(0.20)	—	(0.20)
Year Ended December 31, 2005	$13.35	0.26		0.65	0.91	(0.26)	—	(0.26)
Year Ended December 31, 2004	$12.00	0.22		1.35	1.57	(0.22)	—	(0.22)
BB&T Mid Cap Growth VIF
Six Months Ended June 30, 2009 (Unaudited)	$6.90	(0.02	)(c)	0.28	0.26	—	—	—
Year Ended December 31, 2008	$18.29	(0.03	)(c)	(8.40)	(8.43)	—	(2.96)	(2.96)
Year Ended December 31, 2007	$15.16	(0.03)		5.09	5.06	— (d)	(1.93)	(1.93)
Year Ended December 31, 2006	$15.67	0.03		0.44	0.47	(0.07)	(0.91)	(0.98)
Year Ended December 31, 2005	$13.70	(0.04)		2.01	1.97	—	—	—
Year Ended December 31, 2004	$11.69	(0.05)		2.06	2.01	—	—	—
BB&T Capital Manager Equity VIF***
Six Months Ended June 30, 2009 (Unaudited)	$4.75	0.01	(c)	0.12	0.13	(0.01)	—	(0.01)
Year Ended December 31, 2008	$10.33	0.09	(c)	(3.50)	(3.41)	(0.10)	(2.07)	(2.17)
Year Ended December 31, 2007	$11.65	0.25		— (d)	0.25	(0.30)	(1.27)	(1.57)
Year Ended December 31, 2006	$10.51	0.16		1.45	1.61	(0.12)	(0.35)	(0.47)
Year Ended December 31, 2005	$9.99	0.17		0.50	0.67	(0.15)	—	(0.15)
Year Ended December 31, 2004	$8.99	0.07		1.00	1.07	(0.07)	—	(0.07)
BB&T Special Opportunities Equity VIF
Six Months Ended June 30, 2009 (Unaudited)	$10.27	(0.03	)(c)	1.97	1.94	—	—	—
Year Ended December 31, 2008	$16.03	0.02	(c)	(5.28)	(5.26)	(0.02)	(0.48)	(0.50)
Year Ended December 31, 2007	$15.07	(0.02)		2.02	2.00	—	(1.04)	(1.04)
Year Ended December 31, 2006	$12.70	(0.02)		3.07	3.05	(0.01)	(0.67)	(0.68)
Year Ended December 31, 2005	$12.12	(0.03)		0.79	0.76	—	(0.18)	(0.18)
July 22, 2004 to December 31, 2004(e)	$10.00	(0.04)		2.16	2.12	—	—	—
BB&T Total Return Bond VIF
Six Months Ended June 30, 2009 (Unaudited)	$9.94	0.20	(c)	0.03	0.23	(0.20)	—	(0.20)
Year Ended December 31, 2008	$10.02	0.41	(c)	(0.08)	0.33	(0.41)	—	(0.41)
Year Ended December 31, 2007	$9.83	0.31		0.31	0.62	(0.43)	—	(0.43)
Year Ended December 31, 2006	$9.92	0.50		(0.17)	0.33	(0.42)	—	(0.42)
Year Ended December 31, 2005	$10.08	0.33		(0.10)	0.23	(0.36)	(0.03)	(0.39)
July 22, 2004 to December 31, 2004(e)	$10.00	0.10		0.08	0.18	(0.10)	—	(0.10)

*	Total return ratios assume reinvestment of distributions at net asset value.

Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund’s shares.

**	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.

See accompanying notes to the financial statements.

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return*(a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(b)	Ratio of net investment income (loss) to average net assets(b)	Ratio of expenses to average net assets**(b)	Portfolio turnover rate(a)

$6.18	(4.07)%	$29,277	1.03%	1.41%	1.27%	55.73%
$6.49	(37.43)%	$35,978	0.81%	1.52%	1.16%	49.73%
$13.69	(5.87)%	$87,171	0.77%	1.50%	1.08%	52.81%
$16.75	21.28%	$93,143	0.77%	1.72%	1.01%	45.76%
$14.00	6.90%	$113,648	0.79%	1.95%	1.05%	21.76%
$13.35	13.18%	$111,612	0.81%	1.77%	1.10%	12.91%

$7.16	3.77%	$11,221	1.06%	(0.46)%	1.30%	115.60%
$6.90	(51.78)%	$12,170	0.84%	(0.23)%	1.17%	205.82%
$18.29	35.02%	$33,386	0.80%	(0.22)%	1.05%	127.76%
$15.16	3.26%	$25,460	0.78%	0.25%	1.02%	160.04%
$15.67	14.38%	$39,090	0.78%	(0.28)%	1.10%	113.04%
$13.70	17.19%	$32,407	0.83%	(0.44)%	1.22%	135.55%

$4.87	2.74%	$7,281	0.44%	0.38%	0.69%	10.31%
$4.75	(38.22)%	$8,528	0.31%	1.15%	0.59%	61.04%
$10.33	1.98%	$18,495	0.18%	2.27%	0.51%	40.70%
$11.65	15.82%	$18,222	0.17%	1.15%	0.54%	20.55%
$10.51	6.77%	$28,722	0.26%	1.68%	0.55%	3.24%
$9.99	11.91%	$25,611	0.34%	0.75%	0.54%	1.09%

$12.21	18.89%	$33,127	1.25%	(0.48)%	1.26%	18.50%
$10.27	(33.71)%	$26,684	1.10%	0.14%	1.18%	35.80%
$16.03	13.41%	$35,620	1.06%	(0.16)%	1.11%	23.86%
$15.07	24.71%	$21,294	1.06%	(0.05)%	1.06%	59.93%
$12.70	6.29%	$31,768	1.23%	(0.28)%	1.23%	42.15%
$12.12	21.20%	$21,044	1.45%	(0.76)%	1.45%	13.81%

$9.97	2.42%	$21,254	0.97%	4.12%	1.15%	66.49%
$9.94	3.38%	$20,996	0.81%	4.11%	1.03%	152.74%
$10.02	6.47%	$14,064	0.77%	4.42%	1.01%	252.64%
$9.83	3.47%	$6,767	0.77%	4.34%	0.88%	188.24%
$9.92	2.29%	$18,777	1.00%	3.38%	1.12%	196.66%
$10.08	1.76%	$15,653	1.29%	2.34%	1.29%	36.74%

BB&T Variable Insurance Funds

Notes to Financial Statements

June 30, 2009 (Unaudited)

1.	Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Large Cap VIF, the BB&T Mid Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF invests primarily in underlying mutual funds as opposed to individual securities.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current fair value. Investments in open-end investment companies, including the affiliated funds invested in by the Capital Manager Equity VIF, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially effects the furnished price) will be valued at fair value determined in good faith by the Pricing Committee under the general supervision of the Board.

Financial Accounting Standard Board — SFAS No. 157 “Fair Value Measurements” (“SFAS No. 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2009 (Unaudited)

The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s investments as of June 30, 2009 is as follows:

Assets: Investments in Securities	Level 1– Quoted Prices*	Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total

BB&T Large Cap VIF	$29,304,950	$4,396	**	$—	$29,309,346
BB&T Mid Cap Growth VIF	11,123,576	420,529	**	—	11,544,105
BB&T Capital Manager Equity VIF	7,198,116	—		—	7,198,116
BB&T Special Opportunities Equity VIF	33,461,386	1,373,925	**	—	34,835,311

Liabilities: Other Financial Instruments - Written Options
BB&T Special Opportunities Equity VIF	$296,880	$2,050		$—	$298,930

*	Industries or security types as disclosed in the Schedules of Portfolio Investments.
**	Level 2 investments are Securities Held As Collateral For Securities On Loan.

Assets: Investments in Securities	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total

BB&T Total Return Bond VIF
Asset Backed Securities	$—	$1,862,881	$—	$1,862,881
Collateralized Mortgages Obligations	—	705,598	—	705,598
Commercial Mortgage-Backed Securities	—	1,377,260	—	1,377,260
Corporate Bonds	—	5,710,105	—	5,710,105
Mortgage-Backed Securities	—	8,098,562	—	8,098,562
Municipal Bonds	—	312,202	392,500	704,702
U.S. Treasury Notes	—	1,093,837	—	1,093,837
Foreign Government Bonds	—	60,595	—	60,595
Supranational Bonds	—	342,948	—	342,948
Investment Company	1,405,236	—	—	1,405,236
Securities Held as Collateral for Securities on Loan	—	100,301	—	100,301

Total	$1,405,236	$19,664,289	$392,500	$21,462,025

Liabilities: Other Financial Instruments - Futures Contracts
BB&T Total Return Bond VIF	$1,656	$—	$—	$1,656

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Securities Held As Collateral for Securities on Loan:
Balance as of 12/31/08 (market value)	$2,682	$2,206	$6,566	$6,502
Municipal Bonds:
Balance as of 12/31/08 (market value)	—	—	—	368,500
Change in unrealized appreciation/(depreciation)*	—	—	—	24,000
Net purchases/(sales)	—	—	—	—
Securities Held As Collateral for Securities on Loan:
Transfers in and/or out of Level 3	(2,682)	(2,206)	(6,566)	(6,502)

Balance as of 06/30/09 (market value)	$—	$—	$—	$392,500

*	As reflected in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

Securities Transactions and Related Income — During the period, securities transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities and any subsequent fluctuation in their value is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deemed creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller under these types of agreements is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of possible decline in value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls.

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2009 (Unaudited)

Financial Futures Contracts — The Funds (excluding the Capital Manager Equity VIF) may invest in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk), or foreign currencies (foreign currency exchange rate risk). Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade. For open financial futures contracts as of June 30, 2009, see the Schedules of Portfolio Investments, which is also indicative of activity for the year ended December 31, 2008.

Option Contracts — The Funds (excluding the Total Return Bond VIF) may purchase or write option contracts. These transactions may be entered into to hedge against changes in interest rates (interest rate risk), security prices (equity risk), currency fluctuations (foreign currency exchange rate risk), and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer). The options contracts listed below are also indicative of activity for the year ended December 31, 2008.

The BB&T Special Opportunities Equity VIF had the following transactions in written covered call options during the six months ended June 30, 2009:

	BB&T Special Opportunities Equity VIF
Covered Call Options	Number of Contracts	Premiums Received
Balance at beginning of period	260	$14,833
Options written	8,088	750,629
Options closed	(3,056)	(223,305)
Options expired	(2,266)	(133,994)
Options exercised	(500)	(68,214)

Balance at end of period	2,526	$339,949

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2009 (Unaudited)

The following is a summary of written options outstanding as of June 30, 2009:

	BB&T Special Opportunities Equity VIF
Security	Number of Contracts	Value
Allscripts-Misys Healthcare Solutions Inc., $17.50, 9/19/09	200	$(18,000)
Corning, Inc., $17.50, 8/22/09	570	(25,650)
Petroleo Brasileiro SA, ADR, $35.00, 12/19/09	350	(99,750)
Smithfield Foods, Inc., $15.00, 8/22/09	300	(22,500)
SPX Corp., $65.00, 9/19/09	75	(750)
Symantec Corp., $20.00, 3/21/09*	200	(1,000)
Weatherford International, Ltd., $17.50, 8/22/09	300	(88,500)
Weatherford International, Ltd., $21.00, 8/22/09	321	(41,730)
Yum! Brands, Inc., $40.00, 7/18/09*	210	(1,050)

	2,526	$(298,930)

*	Security was valued under methods approved by the Board of Trustees.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollars, cash or other forms of collateral as may be agreed between the Trust and Mellon Bank, N.A., the lending agent (“Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of a Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the cost of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. The Funds bear all of the gains and losses on such investments. Cash collateral received by several Funds at June 30, 2009, was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A and B, an unregistered investment pool managed by Mellon, which was invested in repurchase agreements and Lehman Brothers.

The net asset value of a Fund may be affected by an increase or decrease in the value of the securities loaned or by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At June 30, 2009, the ICRF held investments in Lehman Brothers (Series B) which were in default. These defaults resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively affects net asset value of these Funds. The difference between the value of the collateral investments in the ICRF and what is owed to borrowing brokers negatively impacted the NAV’s of certain Funds at June 30, 2009 by the following amounts per share.

NAV Impact
BB&T Large Cap VIF	$0.01
BB&T Special Opportunities Equity VIF	0.01
BB&T Total Return VIF	0.01

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2009 (Unaudited)

required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Funds, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. The value of the securities on loan, the related collateral and the liability to return the collateral at June 30, 2009, are shown on the Statements of Assets and Liabilities. At June 30, 2009, the following Funds had loans outstanding:

	Value of Loaned Securities	Cost of Collateral	Value of Collateral	Average Value on Loan for the period ended June 30, 2009
BB&T Mid Cap Growth VIF	$415,729	$423,636	$420,529	$350,628
BB&T Special Opportunities Equity VIF	1,276,573	1,405,760	1,373,925	699,038
BB&T Total Return Bond VIF	11,126,247	115,440	100,301	111,025

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third-party insurance (i.e., AMBAC).

Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly for the Funds, (except the BB&T Total Return Bond VIF) to the extent they exceed a de minimis amount set by the Board. Dividends from net investment income are declared daily and paid monthly for the BB&T Total Return Bond VIF. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital or return of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of net operating losses, market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

Federal Income Taxes — It is the policy of the Funds to continue to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

Other — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the Funds and the BB&T Funds are allocated across Funds and BB&T Funds, based upon relative net assets or on another reasonable basis.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government Securities and securities maturing less than one year from acquisition) for the six months ended June 30, 2009 are as follows:

	Purchases	Sales
BB&T Large Cap VIF	$16,182,096	$19,049,140
BB&T Mid Cap Growth VIF	12,245,018	12,934,346
BB&T Capital Manager Equity VIF	732,015	1,895,820
BB&T Special Opportunities Equity VIF	5,942,334	4,766,349
BB&T Total Return Bond VIF	8,403,599	5,438,485

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2009 for the BB&T Total Return Bond VIF were $6,117,783 and $8,111,630, respectively.

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2009 (Unaudited)

4.	Related Party Transactions:

Investment advisory services are provided to the Funds by BB&TAM. Under the terms of the investment advisory agreement, BB&T AM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees”. BB&T AM waived investment advisory fees and certain expenses of the Funds referenced below which are not subject to recoupment and are included on the Statements of Operations as “Less expenses waived or reimbursed by the Investment Advisor”.

Information regarding these transactions is as follows for the six months ended June 30, 2009:

	Contractual Fee Rate	Fee Rate after Voluntary Waivers[1]
BB&T Large Cap VIF	0.74%	0.50%
BB&T Mid Cap Growth VIF	0.74%	0.50%
BB&T Capital Manager Equity VIF	0.25%	0.00%
BB&T Special Opportunities Equity VIF	0.80%	0.80%[2]
BB&T Total Return Bond VIF	0.60%	0.50%[2]

[1]

For all or a portion of the six months ended June 30, 2009, BB&T AM voluntarily waived investment advisory fees and reimbursed other expenses. All voluntary waivers and reimbursements are not subject to recoupment in subsequent fiscal periods and may be discontinued at any time.

[2]	BB&T voluntarily waived additional advisory fees for the six months ended June 30, 2009.

Pursuant to a sub-advisory agreement with BB&T AM, Scott & Stringfellow, LLC, a wholly-owned subsidiary of BB&T Corporation, serves as the sub-advisor to the BB&T Special Opportunities Equity VIF, subject to the general supervision of the Board and BB&T AM. Pursuant to a sub-advisory agreement with BB&T AM, Sterling Capital Management LLC, a wholly-owned subsidiary of BB&T Corporation, serves as the sub-advisor to the BB&T Total Return Bond VIF, subject to the general supervision of the Board and BB&TAM. For their services, the sub-advisors are entitled to a fee payable by BB&T AM.

BB&T AM serves as the administrator to the Funds pursuant to the administration agreement effective as of April 23, 2007. The Funds pay their portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Funds and the BB&T Funds at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees”. Pursuant to a sub-administration agreement with BB&TAM, PNC Global Investment Servicing (U.S.) Inc. (“PNC”) serves as the sub-administrator to the Funds subject to the general supervision of the Board and BB&T AM. For these services, PNC is entitled to a fee payable by BB&T AM.

PNC serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statement of Operations as “Fund accounting fees” and “Transfer agent fees”.

BB&TAM’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by BB&T AM. However, the Funds reimburse BB&T AM for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees“.

For the six months ended June 30, 2009, the Funds paid $26,011 in brokerage fees to Scott & Stringfellow LLC, a wholly owned subsidiary of BB&T Corporation, on the execution of purchases and sales of the Funds’ portfolio investments.

The Trust has adopted a Variable Contract Owner Servicing Plan (the “Service Plan”) under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the six months ended June 30, 2009 the Funds did not participate in any service plans.

Certain Officers and Trustees of the Funds are affiliated with the adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who is not an interested person (as defined in the 1940 Act) of the Trust is compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2009 (Unaudited)

each special meeting attended by telephone. Each Trustee serving on a Committee of the Board of Trustees receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Additionally, the Chairman of the Board and Audit Committee Chairman each receive an annual retainer of $10,000, and the Chairman of the Nominations Committee receives $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Funds and the BB&T Funds based upon relative net assets.

5.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that BB&T AM believes are unfavorable to shareholders. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never a net rate of less than two percent (2%) per annum. The line of credit was not used during the six months ended June 30, 2009.

6.	Federal Tax Information:

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2008 the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is possible that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
BB&T Large Cap VIF	$21,055,133	2016
BB&T Mid Cap Growth VIF	609,632	2016
BB&T Capital Manager Equity VIF	2,272,242	2016
BB&T Total Return Bond VIF	73,894	2013
BB&T Total Return Bond VIF	62,902	2014
BB&T Total Return Bond VIF	78,797	2016

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions*
BB&T Large Cap VIF	$1,160,944	$12,407,061	$13,568,005
BB&T Mid Cap Growth VIF	1,251,675	3,285,127	4,536,802
BB&T Capital Manager Equity VIF	296,392	3,097,913	3,394,305
BB&T Special Opportunities Equity VIF	605,227	671,397	1,276,624
BB&T Total Return Bond VIF	803,726	—	803,726

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as occurring on the first business day of the fiscal year ending December 31, 2009:

Post- October Losses
BB&T Large Cap VIF	$594,486
BB&T Mid Cap Growth VIF	1,849,892
BB&T Capital Manager Equity VIF	334,236

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2009 (Unaudited)

Post- October Losses
BB&T Special Opportunities VIF	$2,521,166
BB&T Total Return Bond VIF	234,451

At June 30, 2009, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Large Cap VIF	$29,737,521	$2,952,859	$(3,385,429)	$(432,570)
BB&T Mid Cap Growth VIF	10,127,038	1,422,549	(426,012)	996,537
BB&T Capital Manager Equity VIF	10,249,072	—	(3,050,957)	(3,050,957)
BB&T Special Opportunities Equity VIF	34,040,190	3,645,965	(4,224,769)	(578,804)
BB&T Total Return Bond VIF	21,115,471	565,720	(319,467)	246,253

7.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through August 19, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

BB&T Variable Insurance Funds

June 30, 2009

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees to report.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(c))) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BB&T Variable Insurance Funds

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date 8/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date 8/24/09

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date 8/24/09

*	Print the name and title of each signing officer under his or her signature.